Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Fair Value Disclosures [Abstract]
Fair Value, Assets and Liabilities Measured on Recurring Basis	The following table presents our assets and liabilities that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy.

	June 30, 2024			December 31, 2023
	Total	Level 1	Level 2	Total	Level 1	Level 2
Assets
Money market funds	$2,101	$2,101		$1,514	$1,514
Available-for-sale debt investments:
Commercial paper	251		$251	291		$291
Corporate notes	247		247	183		183
U.S. and local government agencies	17		17	25		25
Other equity investments	57	57		44	44
Derivatives	78		78	122		122

Total assets	$2,751	$2,158	$593	$2,179	$1,558	$621

Liabilities
Derivatives	($67)		($67)	($58)		($58)
Other	(17)		(17)

Total liabilities	($84)		($84)	($58)		($58)

The following table presents our assets and liabilities that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy.

	December 31, 2023			December 31, 2022
	Total	Level 1	Level 2	Total	Level 1	Level 2
Assets
Money market funds	$1,514	$1,514		$1,797	$1,797
Available-for-sale debt investments:
Commercial paper	291		$291	256		$256
Corporate notes	183		183	195		195
U.S. government agencies	25		25	47		47
Other equity investments	44	44		10	10
Derivatives	122		122	112		112

Total assets	$2,179	$1,558	$621	$2,417	$1,807	$610

Liabilities
Derivatives	($58)		($58)	($141)		($141)

Total liabilities	($58)		($58)	($141)		($141)

Fair Value, Assets Measured on Nonrecurring Basis Using Unobservable Inputs	The following table presents the nonrecurring losses recognized for the six months ended June 30 due to long-lived asset impairment and the fair value of the related assets as of the impairment date:

	2024		2023
	Fair Value	Total Losses	Fair Value	Total Losses
Investments		($17)		($11)
Operating lease equipment	$15	(5)
Property, plant and equipment		(9)
Other assets		(3)		(1)

Total	$15	($34)		($12)

The following table presents the nonrecurring losses recognized for the years ended December 31 due to long-lived asset impairment, and the fair value and asset classification of the related assets as of the impairment date:

	2023		2022
	Fair Value	Total Losses	Fair Value	Total Losses
Investments		($18)		($31)
Operating lease equipment			$47	(7)
Property, plant and equipment	$14	(26)		(19)
Other Assets		(2)	15	(55)

Total	$14	($46)	$62	($112)

Fair Value, Assets Measured on Nonrecurring Basis, Valuation Techniques
For Level 3 assets that were measured at fair value on a nonrecurring basis during the period ended June 30, 2024, the following table presents the fair value of those assets as of the measurement date, valuation techniques and related unobservable inputs of those assets.

	Fair Value	Valuation Technique	Unobservable Input	Range Median or Average
Operating lease equipment	$15	Market approach	Aircraft value publications Aircraft condition adjustments	$21 – $27(1) Median $23 ($8) – $0(2) Net ($8)

(1)
The range represents the sum of the highest and lowest values for all aircraft subject to fair value measurement, according to the third-party aircraft valuation publications that we use in our valuation process.

(2)
The negative amount represents the sum, for all aircraft subject to fair value measurement, of all downward adjustments based on consideration of individual aircraft attributes and condition. The positive amount represents the sum of all such upward adjustments.

Fair Values and Related Carrying Values of Financial Instruments
The fair values and related carrying values of financial instruments that are not required to be remeasured at fair value on the Condensed Consolidated Statements of Financial Position were as follows:

	June 30, 2024
	Carrying Amount	Total Fair Value	Level 1	Level 2	Level 3
Assets
Notes receivable, net	$760	$778		$766	$12
Liabilities
Debt, excluding finance lease obligations	(57,669)	(53,642)		(53,642)

	December 31, 2023
	Carrying Amount	Total Fair Value	Level 1	Level 2	Level 3
Assets
Notes receivable, net	$257	$270		$270
Liabilities
Debt, excluding finance lease obligations	(52,055)	(51,039)		(51,039)

The fair values and related carrying values of financial instruments that are not required to be remeasured at fair value on the Consolidated Statements of Financial Position at December 31 were as follows:

	December 31, 2023
	Carrying Amount	Total Fair Value	Level 1	Level 2	Level 3
Assets
Notes receivable, net	$257	$270		$270
Liabilities
Debt, excluding finance lease obligations	(52,055)	(51,039)		(51,039)

	December 31, 2022
	Carrying Amount	Total Fair Value	Level 1	Level 2	Level 3
Assets
Notes receivable, net	$385	$403		$403
Liabilities
Debt, excluding finance lease obligations	(56,794)	(52,856)		(52,856)